Note 15 - Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [text block]
	Year ended December 31,
	2022	2021
Finished goods	1,592,706	1,113,011
Goods in process	936,555	707,665
Raw materials	606,977	358,552
Supplies	542,636	485,815
Goods in transit	530,721	253,324
	4,209,595	2,918,367
Allowance for obsolescence, see note 24 (i)	(222,666)	(245,774)
	3,986,929	2,672,593